Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Pre-Tax Income (Loss)	Pre-tax income (loss) consisted of the following for the years ended December 31:

	2024	2023	2022
Domestic	$(20,095)	$(1,017)	$(25,410)
Foreign	11,854	29,447	29,688
Total	$(8,241)	$28,430	$4,278

Summary of Reconciliation of Income Taxes Computed at Statutory Rate
A reconciliation of income taxes computed at the statutory rates to the reported income tax provision for the years ended December 31 follows:

	2024	2023	2022
Federal provision (benefit) at statutory rate	$(1,730)	$5,970	$(224)
U.S./Foreign tax rate differential	604	828	2,320
Foreign non-deductible expenses	376	(14)	(1,084)
Foreign tax provision	311	821	1,734
State taxes, net of federal benefit	(337)	(1)	(297)
State tax rate change, net of federal benefit	72	(201)	(33)
Change in uncertain tax positions	(343)	209	38
Change in valuation allowance	28,769	(21,750)	14,776
Tax credits	(1,738)	(2,284)	(1,244)
Share-based compensation	457	(30)	(91)
Executive compensation (IRC 162m)	38	226	871
Repatriation of foreign earnings	1,237	435	1,245
GILTI, net of related foreign tax credit	—	142	365
Pension settlement	—	—	3,394
Other	(223)	446	(866)
Provision (benefit) for income taxes	$27,493	$(15,203)	$20,904

Summary of Provision (Benefit) for Income Taxes
The provision (benefit) for income taxes for the years ended December 31 follows:

	2024			2023			2022
	Current	Deferred	Total	Current	Deferred	Total	Current	Deferred	Total
Federal	$(289)	$19,963	$19,674	$(2,157)	$(18,166)	$(20,323)	$(338)	$16,831	$16,493
State and local	56	3,592	3,648	433	(3,355)	(2,922)	276	4,039	4,315
Foreign	3,685	486	4,171	7,220	822	8,042	8,486	(8,390)	96
Total	$3,452	$24,041	$27,493	$5,496	$(20,699)	$(15,203)	$8,424	$12,480	$20,904

Summary of Deferred Income Taxes Assets and Liabilities
A summary of deferred income tax assets and liabilities as of December 31 follows:

	2024	2023
Noncurrent deferred tax assets:
Amortization and fixed assets	$6,106	$11,070
Inventories	2,893	5,184
Pension obligations	2,467	2,467
Warranty obligations	226	264
Accrued benefits	792	1,035
Operating leases	9,486	9,858
Tax credit carryforwards	8,612	6,073
Net operating loss carryforwards	18,233	10,705
Other temporary differences	8,883	8,787
Total noncurrent deferred tax assets	$57,698	$55,443
Valuation allowance	(35,934)	(9,342)
Net noncurrent deferred tax assets	$21,764	$46,101
Noncurrent deferred tax liabilities:
Amortization and fixed assets	$(1,132)	$(1,309)
Inventories	(59)	(8)
Operating leases	(9,242)	(9,428)
Other temporary differences	(571)	(2,061)
Total noncurrent tax liabilities	(11,004)	(12,806)
Net noncurrent deferred tax liabilities	$(11,004)	$(12,806)
Total net deferred tax asset	$10,760	$33,295
Deferred taxes are reflected in the Consolidated Balance Sheet as follows:
Net non-current deferred tax assets	$11,084	$33,568
Non-current deferred tax liabilities (included in Other long-term liabilities)	$(324)	$(273)
Total net deferred tax asset	$10,760	$33,295

Summary of Valuation Allowance
Activity for the years ended December 31 is as follows (in thousands):

	2024	2023	2022
Balance - Beginning of the year	$9,340	$31,090	$18,371
Provisions	26,594	297	24,506
Utilizations and reversals	—	(22,047)	(11,787)
Balance - End of the year	$35,934	$9,340	$31,090

Summary of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits (including interest and penalties) at December 31 follows:

	2024	2023	2022
Balance - Beginning of the year	$1,338	$1,089	$1,093
Gross increase - tax positions in prior periods	154	60	426
Gross increases - current period tax positions	—	149	—
Lapse of statute of limitations	(571)	—	(389)
Currency translation adjustment	20	40	(41)
Balance - End of the year	$941	$1,338	$1,089